SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Income tax provision computed based on Malaysia unified income tax statutory rate	$ 1,410,066	$ 566,514	$ (45,639)
Effect of tax exemption due to reduced income tax rate for small and medium sized companies		(10,183)	13,311
Permanent difference	401,286	37,329	9,353
Change in valuation allowance	(403,903)	98,745	37,966
Actual income tax provision	$ 1,407,449	$ 692,405	$ 14,991